Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related-Party Transactions

13. Related-Party Transactions

Brigham Land Management (“BLM”) occasionally provides us with land brokerage services. The services are provided at market prices and are periodically verified by third-party quotes. BLM is owned by Vince Brigham, an advisor to us and brother of Ben M. Brigham, our founder and Executive Chairman of our Board of Directors. For the nine months ended September 30, 2019 and 2018, the amounts paid to BLM for land brokerage services were immaterial. At September 30, 2019 and December 31, 2018, the liabilities recorded for services performed by BLM during the respective periods were immaterial.

Brigham Exploration Company, partially owned by Ben M. Brigham, on occasion leases some of our acreage at market rates. In connection with such leases, we received $0.4 million for the nine months ended September 30, 2019 from Brigham Exploration. There were no payments received from Brigham Exploration Company in connection with such leases for the three months ended September 30, 2019 and for the three and nine months ended September 30, 2018.

11. Related-Party Transactions

Brigham Land Management (“BLM”) provides Brigham Minerals with land brokerage services. The services are provided at market prices and are periodically verified by third-party quotes. BLM is owned by Vince Brigham, an advisor to Brigham Minerals and brother of Ben M. Brigham, founder of Brigham Resources and Executive Chairman of the Board. For the years ended December 31, 2018 and 2017, Brigham Resources paid BLM $0.1 million and $0.6 million, respectively for land brokerage services. At December 31, 2018 and 2017, the liabilities recorded for services performed by BLM during the respective periods were immaterial.

Brigham Exploration Company (“BEXP”), owned by Ben M. Brigham, leases some of Brigham Resources’ acreage at market rates. For the year ended December 31, 2017, BEXP paid Brigham Resources $0.6 million. There were no payments for the year ended December 31, 2018.

During the quarter ended September 30, 2018, Brigham Minerals borrowed $7.0 million from Brigham Operating at an interest rate of 7.00%, which was repaid prior to September 30, 2018.